Investees (Details 2) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Current assets	₪ 5,530	[1]		₪ 4,373		$ 1,595
Non-current assets	15,304	[1]		16,154		4,414
Current liabilities	4,224	[1]		4,407		1,218
Non-current liabilities	14,154	[1]		13,383		4,083
Total net assets	20,834	[1]		20,527		6,009
Carrying amount of non-controlling interests	2,279	[1]		2,543		$ 657
Revenues	9,789	[1]	$ 2,823	10,084	₪ 9,985
Profit	675	[1]	195	439	1,083
Other comprehensive income	667	[1]	193	424	1,090
Total comprehensive income	667	[1]	193	424	1,090
Profit attributable to non-controlling interests	690	[1]	199	641	996
Total comprehensive Income attributable to non-controlling interests	684	[1]	198	630	1,001
Cash flows from operating activities	3,480	[1]	1,003	3,457	3,644
Cash flows from investing activities	(966)	[1]	(278)	(1,036)	381
Cash flow from financing activities without dividend to non-controlling interests	(916)	[1]	(264)	(2,230)	(4,138)
Dividend paid to non-controlling interests	948	[1]	274	1,187	1,274
Total increase (decrease) in cash equivalents	₪ 1,598	[1]	$ 461	₪ 191	₪ (113)
Bcom Group [Member]
Disclosure of subsidiaries [line items]
Rate of direct ownership interests held by non-controlling interests	35.22%		35.22%	35.22%	33.29%
Current assets	₪ 5,334			₪ 3,991	₪ 4,730
Non-current assets	15,305			16,154	17,392
Current liabilities	4,111			4,256	5,199
Non-current liabilities	13,442			12,588	13,532
Total net assets	3,086			3,301	3,391
Carrying amount of non-controlling interests	2,279			2,543	2,694
Revenues	9,789			10,084	9,985
Profit	741			439	1,136
Other comprehensive income	(8)			(15)	7
Total comprehensive income	733			424	1,143
Profit attributable to non-controlling interests	690			641	996
Total comprehensive Income attributable to non-controlling interests	684			630	1,001
Cash flows from operating activities	3,487			3,462	3,652
Cash flows from investing activities	(1,128)			(948)	310
Cash flow from financing activities without dividend to non-controlling interests	213			(1,271)	(2,820)
Dividend paid to non-controlling interests	(948)			(1,062)	(1,274)
Total increase (decrease) in cash equivalents	₪ 1,624			₪ 181	₪ (132)

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.